Other operating income	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Other operating income	Other operating income

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of other operating income by
category
Income recognized in respect of BARDA	$1,160	$4,356	$6,109	$10,023
Grant income	83	232	190	548
Research and development credit	2,624	1,906	4,341	3,014
	$3,867	$6,494	$10,640	$13,585

BARDA
In September 2017, the Group was awarded a funding contract from the Biomedical Advanced Research and Development Authority ("BARDA"), an agency of the US government's Department of Health and Human Services' Office of the Assistant Secretary for Preparedness and Response, to fund a specified portion of the clinical and regulatory development activities of ridinilazole for the treatment of CDI.
Under the terms of this contract, the Group was initially eligible to receive base period funding of $32 million. In addition, the contract included three option work segments that, if exercised in full by BARDA, would increase the total federal government funding under the contract to approximately $62 million. In August 2018, BARDA exercised one of the option work segments worth $12 million. In June 2019, BARDA increased the total value of the funding contract to up to $63.7 million; at this time, BARDA also exercised a second of the option work segments worth $9.6 million to bring the total amount of committed BARDA funding to $53.6 million. In January 2020, BARDA increased its award by $8.8 million to bring the total amount of the funding contract to $72.5 million and the total amount of committed BARDA funding to $62.4 million. The remaining federal government funding is dependent on BARDA in its sole discretion exercising the final independent option work segment, upon the achievement by the Group of certain agreed-upon milestones for ridinilazole. As of June 30, 2020, an aggregate of $46.6 million of the total committed BARDA funding had been received and the Company has recognized $42.4 million of cumulative income since contract inception.

CARB-X

In July 2018, the Group was granted a sub-award of up to $4.5 million from the Trustees of Boston University under the Combating Antibiotic Resistant Bacteria Biopharmaceutical Accelerator program ("CARB-X"). Under the CARB-X award, the Group received an initial $2.0 million in funding from CARB-X in July 2018. In February 2020, CARB-X increased the value of the initial funding by $1.2 million. The remaining $2.5 million was split into two option segments. With the Group's decision not to advance the DDS-01 series of antibiotics and to cease work on the gonorrhea program, it is expected CARB-X will cover its remaining share of the work that has been funded under the award.
During the three and six months ended June 30, 2020, the Group recognized grant income from CARB-X of $0.1 million and 0.2 million, respectively (three and six months ended June 30, 2019: $0.2 million and $0.5 million, respectively).

Research and development credits

Credits from research and development ("R&D"), tax credit, consists of the R&D tax credit received in the UK. As a company that carries out extensive research and development activities, we seek to benefit from two UK R&D tax credit cash rebate regimes: Small and Medium Enterprise, or SME, Program and the Research and Development Expenditure Credit ("RDEC") Program. Qualifying expenditures largely comprise employment costs for research staff, consumables, a proportion of relevant, permitted sub-contract costs and certain internal overhead costs incurred as part of research projects for which we do not receive income. Tax credits related to the SME Program and RDEC are recorded as other operating income, as they are similar to grant income, in the consolidated statements of operations and other comprehensive (loss)/income. Under both schemes, the Group receives cash payments.
Based on criteria established by Her Majesty’s Revenue and Customs ("HMRC"), a portion of expenditures being carried in relation to our pipeline research and development, clinical trials management and third-party manufacturing development activities are eligible for the SME regime and we expect such elements of expenditure will also continue to be eligible for the SME regime for future accounting periods.
Other operating income

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of other operating income by category:
Income recognized in respect of BARDA	$16,570	$17,375	$2,307
Grant income	829	1,575	17
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 15)	—	715	1,181
Research and development credit	5,473	2,934	5,397
Other income	—	8	12
	$22,872	$22,608	$8,914

BARDA
In September 2017, the Group was awarded a funding contract from the Biomedical Advanced Research and Development Authority ("BARDA"), an agency of the US government's Department of Health and Human Services' Office of the Assistant Secretary for Preparedness and Response, to fund a specified portion of the clinical and regulatory development activities of ridinilazole for the treatment of C. difficile infection ("CDI").

Under the terms of this contract, the Group was initially eligible to receive base period funding of $32 million. In addition, the contract included three option work segments that, if exercised in full by BARDA, would increase the total federal government funding under the contract to approximately $62 million. In August 2018, BARDA exercised one of the option work segments worth $12 million. In June 2019, BARDA increased the total value of the funding contract to up to $63.7 million; at this time, BARDA also exercised a second of the option work segments worth $9.6 million to bring the total amount of committed BARDA funding to $53.6 million. In January 2020, BARDA increased its award by $8.8 million to bring the total amount of the funding contract to $72.5 million and the total amount of committed BARDA funding to
$62.4 million. The remaining federal government funding is dependent on BARDA in its sole discretion exercising the final independent option work segment, upon the achievement by the Group of certain agreed-upon milestones for ridinilazole.

Grant income includes income from funding arrangements with CARB-X for the Group's antibiotic pipeline research and development activities. The Group recognized income of up to 70% of eligible research and development expenditures which are funded by CARB-X, up to the maximum award.
CARB-X
In July 2018, the Group was granted a sub-award of up to $4.5 million from the Trustees of Boston University under the Combating Antibiotic Resistant Bacteria Biopharmaceutical Accelerator program, or CARB-X. Under the CARB-X award, the Group received an initial $2.0 million in funding from CARB-X in July 2018. In February 2020, CARB-X increased the value of the initial funding by $1.2 million. The remaining $2.5 million was split into two option segments. With the decision not to advance the DDS-01 series of antibiotics, it is expected CARB-X will cover its remaining share of the work that has been funded under the award.

Research and development credits
Credits from research and development ("R&D"), tax credit, consists of the R&D tax credit received in the UK. As a company that carries out extensive research and development activities, we seek to benefit from two UK R&D tax credit cash rebate regimes: Small and Medium Enterprise, or SME, Program and the Research and Development Expenditure Credit ("RDEC") Program. Qualifying expenditures largely comprise employment costs for research staff, consumables, a proportion of relevant, permitted sub-contract costs and certain internal overhead costs incurred as part of research projects for which we do not receive income. Tax credits related to the SME Program and RDEC are recorded as other operating income, as they are similar to grant income, in the consolidated statements of operations and other comprehensive (loss)/income. Under both schemes, the Group receives cash payments.
Based on criteria established by Her Majesty’s Revenue and Customs, or HMRC, a portion of expenditures being carried in relation to our pipeline research and development, clinical trials management and third-party manufacturing development activities are eligible for the SME regime and we expect such elements of expenditure will also continue to be eligible for the SME regime for future accounting periods.